Derivative Financial Instruments	12 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Disclosure of derivative financial instruments	Derivative financial instruments
The group has the following derivative financial instruments:

	Hedging contracts
Figures in million (SA Rand)	Rand gold forwards (a)	US$ gold forwards (b)	Rand gold collars (a)	US$ gold collars (b)	US$ copper swaps (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total

At 30 June 2026
Derivative financial assets	4	—	1 914	267	—	123	83	2 391
Non-current	1	—	1 305	142	—	123	—	1 571
Current	3	—	609	125	—	—	83	820

Derivative financial liabilities	(942)	(287)	(2 086)	(742)	—	(474)	—	(4 531)
Non-current	(137)	(22)	(587)	(288)	—	(41)	—	(1 075)
Current	(805)	(265)	(1 499)	(454)	—	(433)	—	(3 456)

Net derivative financial instruments	(938)	(287)	(172)	(475)	—	(351)	83	(2 140)

Unrealised gains/(losses) included in other reserves, net of tax	(718)	(256)	69	(462)	—	—	—	(1 367)

Movements for the year ended 30 June 2026
Realised losses included in revenue	(6 202)	(847)	(2 003)	(597)	—	—	—	(9 649)
Unrealised losses on gold contracts recognised in other comprehensive income	(2 930)	(455)	(188)	(564)	—	—	—	(4 137)

Gains/(losses) on derivatives	—	—	—	—	(58)	(901)	243	(716)
Day one loss amortisation	(26)	(4)	(131)	(21)	—	—	—	(182)

Total gains/(losses) on derivatives	(26)	(4)	(131)	(21)	(58)	(901)	243	(898)

Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(2 930)	(455)	(661)	(627)	—	—	—	(4 673)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	2 930	455	661	627	—	—	—	4 673
(a)Rand gold contracts
Harmony maintains a derivative programme for some of the South African companies by entering into commodity derivative contracts. The contracts comprise forward sale contracts and zero cost collars. Hedge accounting is applied to these contracts.
(b)US$ commodity contracts
Harmony maintains a derivative programme for Hidden Valley by entering into commodity derivative contracts. The contracts comprise US$ gold forward sale contracts as well as US$ gold zero cost collars and US$ silver zero cost collars which establish a minimum (floor) and maximum (cap) commodity sales price. The US$ copper swaps were recognised as part of the MAC Copper acquisition and were entered into to hedge the copper price risk related to the copper production at CSA mine. Hedge accounting is applied to all US$ gold contracts, shown separately from the US$ silver zero cost collars and the
US$ copper swaps that are not hedge accounted.
17Derivative financial instruments continued
(c)Foreign exchange contracts
Harmony maintains a foreign exchange derivative programme in the form of zero cost collars, which sets a floor and cap
Rand/US$ exchange rate at which to convert US dollars to Rands, and foreign exchange forward contracts (FECs). All the
FECs matured during the 2026 financial year. Hedge accounting is not applied to these contracts.

	Hedging contracts
Figures in million (SA Rand)	Rand gold forwards (a)	US$ gold forwards (b)	Rand gold collars (a)	US$ gold collars (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total
At 30 June 2025
Derivative financial assets	30	5	207	35	3	288	568
Non-current	14	3	164	28	3	24	236
Current	16	2	43	7	—	264	332

Derivative financial liabilities	(4 279)	(716)	(2 082)	(522)	(148)	—	(7 747)
Non-current	(675)	(166)	(1 492)	(316)	(39)	—	(2 688)
Current	(3 604)	(550)	(590)	(206)	(109)	—	(5 059)

Net derivative financial instruments	(4 249)	(711)	(1 875)	(487)	(145)	288	(7 179)

Unrealised losses included in other reserves, net of tax	(3 405)	(731)	(1 468)	(490)	—	—	(6 094)
Movements for the year ended 30 June 2025
Realised losses included in revenue	(3 910)	(459)	(178)	(47)	—	—	(4 594)
Unrealised losses on gold contracts recognised in other comprehensive income	(6 674)	(970)	(2 155)	(551)	—	—	(10 350)

Gains/(losses) on derivatives	—	—	—	—	(150)	235	85
Day one loss amortisation	(83)	(11)	(40)	(10)	—	—	(144)

Total gains/(losses) on derivatives	(83)	(11)	(40)	(10)	(150)	235	(59)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(6 674)	(970)	(1 596)	(511)	—	—	(9 751)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	6 674	970	1 596	511	—	—	9 751

Movements for the year ended 30 June 2024
Realised losses included in revenue	(1 215)	(50)	—	—	—	—	(1 265)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(1 580)	(310)	141	15	—	—	(1 734)

Gains/(losses) on derivatives	—	—	—	—	(98)	670	572
Day one gain/(loss) amortisation	(114)	(11)	5	1	—	—	(119)

Total gains/(losses) on derivatives	(114)	(11)	5	1	(98)	670	453
Hedge accounting
Harmony enters into gold zero cost collar (gold collar) hedging contracts and gold forward sale derivative contracts to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves – refer to note 23). Refer to note 37 for a summary of the risk management strategy applied and the balances relating to designated hedging instruments as at reporting date.
17Derivative financial instruments continued
Hedge accounting continued
Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments. The group enters into gold forward and gold zero cost collar contracts that have similar terms as the hedged item, such as notional amount, maturity date and reference gold spot price thereby ensuring that an economic relationship exists between the hedging instrument and the hedged item and resulting in a hedge ratio of 1:1. Potential sources of hedge ineffectiveness include counterparty and own credit risk, day one gains and losses, a mismatch in the timing of the derivative and underlying gold sale maturities, location differential and the refining margin. Hedge ineffectiveness is measured by comparing the change in the expected cash flows from a forward sale contract/zero cost collar contract versus the sale of an equivalent quantity of gold in the open market. Ineffectiveness results when the changes in the fair values in the hedging instruments exceed the fair value changes in the hedged item. A negligible amount of hedge ineffectiveness was experienced in the years presented.
The gains and losses from derivative contracts to which hedge accounting is not applied are included in gains/(losses) on derivatives in profit or loss.
The following table shows the open position at the reporting date:

	FY27		FY28		FY29		Total
	HY1[1]	HY2[2]	HY1[1]	HY2[2]	HY1[1]	HY2[2]
At 30 June 2026
Foreign exchange contracts
Zero cost collars
US$m	40	10	—	—	—	—	50
Average floor – R/US$	18.19	17.95	—	—	—	—	18.14
Average cap – R/US$	20.19	19.95	—	—	—	—	20.14
Commodity contracts
Rand gold forward contracts
000 oz – cash flow hedge	36	20	10	—	—	—	66
Average R'000/kg	1 669	1 735	1 792	—	—	—	1 707
US$ gold forward contracts
000 oz – cash flow hedge	6	6	1	—	—	—	13
Average US$/oz	2 631	2 765	2 760	—	—	—	2 703
Rand gold zero cost collar contracts
000 oz – cash flow hedge	144	156	110	110	64	34	618
Average floor – R'000/kg	1 845	2 019	2 059	2 339	2 609	2 644	2 138
Average cap – R'000/kg	2 089	2 282	2 320	2 621	2 886	2 960	2 404
US$ gold zero cost collar contracts
000 oz – cash flow hedge	24	19	17	15	6	3	84
Average floor – US$/oz	3 308	3 476	3 199	3 951	4 423	4 890	3 575
Average cap – US$/oz	3 673	3 878	3 540	4 398	4 848	5 456	3 969
Total gold contracts
000 oz – cash flow hedge	210	201	138	125	70	37	781
US$ silver contracts
000 oz	660	620	540	290	—	—	2 110
Average floor – US$/oz	32.16	36.23	59.98	74.44	—	—	46.29
Average cap – US$/oz	36.45	41.02	67.33	84.85	—	—	52.35
[1]July – December.
[2]January – June.
Refer to note 37 for the details on the fair value measurements.